Related-Party Transactions (Details) (USD $)		0 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended
	May 31, 2013	Jul. 02, 2012 Founders	May 31, 2009 Founders	Sep. 30, 2013 Founders	Sep. 30, 2012 Founders	Dec. 31, 2012 Founders	Dec. 31, 2011 Founders	May 31, 2009 Founder who will serve as Chief Executive Officer and the Chairman of the Board of Directors
Related-party transactions
Aggregate quarterly consulting fee		$ 33,000	$ 51,000
Shares of common stock issued for services received			199,999					66,666
Options to acquire shares of common stock for services received (in shares)			100,000
Compensation under agreements				81,000	135,000	200,000	200,000
Price per share of common stock issued for services received (in dollars per share)	$ 14.00							$ 0.08
Gross proceeds from issuance								$ 5,000